Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Mar. 01, 2017 USD ($) shares	Dec. 31, 2018 CNY (¥) Supplier Segment ¥ / $ shares	Dec. 31, 2018 USD ($) Supplier Segment shares	Dec. 31, 2017 CNY (¥) Supplier	Dec. 31, 2017 USD ($) Supplier	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) ¥ / $	Nov. 20, 2018 USD ($)	Apr. 17, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange rate | ¥ / $		6.8755					6.8755
Impairment of long-lived assets other than goodwill		¥ 0		¥ 0		¥ 0
Debt issuance costs		¥ 8,436,000					$ 1,227,000		¥ 8,436,000
Value added tax percentage				6.00%	6.00%
Share split, ratio	0.1
Share split, description		1 for 10 share split	1 for 10 share split
Share repurchased cash consideration		¥ 3,165,000
Research and development cost, capitalized		0
Advertising expenses		¥ 6,697,000	$ 974,000	¥ 5,277,000		10,377,000
Profit sharing program, recognized period		5 years	5 years
Capital leases		¥ 0
Employee defined contribution plan expense incurred		¥ 11,301,000	$ 1,644,000	12,121,000		5,455,000
Appreciation of the US$ against RMB, percent		4.79%	4.79%
Number of reportable segment | Segment		1	1
Revenues		¥ 714,141,000	$ 103,868,000	¥ 284,709,000		¥ 70,322,000
Product Concentration Risk | Suppliers
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		81.30%	81.30%	50.90%	50.90%
Advertising
Summary Of Significant Accounting Policies [Line Items]
Number of suppliers | Supplier		3	3	3	3
CHINA
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments		¥ 331,374,000		¥ 82,609,000			48,198,000
Outside China
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments		¥ 245,303,000					35,678,000			$ 19,232,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Revenues | $					$ 1,070,000,000
American Depositary Shares
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares	69,455	69,455	69,455
Share repurchased cash consideration | $	$ 468,000
American Depositary Shares | Maximum
Summary Of Significant Accounting Policies [Line Items]
Share repurchase plan, authorized amount | $	$ 10,000,000							$ 10,000,000
Class A Common Shares
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares	46,303	46,303	46,303
Convertible Notes
Summary Of Significant Accounting Policies [Line Items]
Debt issuance costs		¥ 8,436,000					$ 1,275,000